NEW ACCOUNTING PRONOUNCEMENTS - Impact of ASUs on Balance Sheet (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017		Sep. 30, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 4,113	$ 5,430	[1]
Restricted cash	708	770	[1]
Trade receivables, net	478	496	[1]
Financing receivables, net	18,366	19,795	[1]	$ 19,133
Inventories, net	7,339	6,452	[1]
Property, plant and equipment, net	6,050	6,831	[1]
Investments in unconsolidated subsidiaries and affiliates	525	561	[1]
Equipment under operating leases	1,772	1,845	[1]
Goodwill	2,460	2,472	[1]
Other intangible assets, net	759	792	[1]
Deferred tax assets	662	852	[1]
Derivative assets	119	77	[1]
Other assets	1,861	1,925	[1]
Total Assets	45,212	48,298	[1]
LIABILITIES AND EQUITY
Debt	23,999	25,895	[1]
Trade payables	5,626	6,060	[1]
Deferred tax liabilities	93	94	[1]
Pension, postretirement and other postemployment benefits	1,613	2,300	[1]
Derivative liabilities	115	98	[1]
Other liabilities	8,990	9,594	[1]
Total Liabilities	40,436	44,041	[1]
Redeemable noncontrolling interest	29	25	[1]
Total Equity	4,747	4,232	[1]	$ 4,303	$ 4,320
Total Liabilities and Equity	$ 45,212	48,298	[1]
As Previously Reported
ASSETS
Cash and cash equivalents		5,430
Restricted cash		770
Trade receivables, net		496
Financing receivables, net		19,842
Inventories, net		6,280
Property, plant and equipment, net		7,003
Investments in unconsolidated subsidiaries and affiliates		561
Equipment under operating leases		1,845
Goodwill		2,472
Other intangible assets, net		792
Deferred tax assets		818
Derivative assets		77
Other assets		1,889
Total Assets		48,275
LIABILITIES AND EQUITY
Debt		25,895
Trade payables		6,060
Deferred tax liabilities		97
Pension, postretirement and other postemployment benefits		2,300
Derivative liabilities		98
Other liabilities		9,400
Total Liabilities		43,850
Redeemable noncontrolling interest		25
Total Equity		4,400
Total Liabilities and Equity		48,275
Adjustment Due to Adoption of ASC 606 | ASU 2014-09, Revenue from Contracts with Customers (ASC 606)
ASSETS
Cash and cash equivalents		0
Restricted cash		0
Trade receivables, net		0
Financing receivables, net		(47)
Inventories, net		172
Property, plant and equipment, net		(172)
Investments in unconsolidated subsidiaries and affiliates		0
Equipment under operating leases		0
Goodwill		0
Other intangible assets, net		0
Deferred tax assets		34
Derivative assets		0
Other assets		36
Total Assets		23
LIABILITIES AND EQUITY
Debt		0
Trade payables		0
Deferred tax liabilities		(3)
Pension, postretirement and other postemployment benefits		0
Derivative liabilities		0
Other liabilities		194
Total Liabilities		191
Redeemable noncontrolling interest		0
Total Equity		(168)
Total Liabilities and Equity		$ 23

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).